PROPERTY AND EQUIPMENT (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017 IDR (Rp)
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		Rp 129,872	Rp 114,230
Ending balance	$ 9,938	142,912	129,872
Gross or Cost
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		267,251	248,099
Business acquisition		179	732
Additions		33,620	33,154
Deductions		(9,391)	(9,673)
Reclassifications/Translations		(11,215)	(5,061)
Ending balance		280,444	267,251
Accumulated depreciation, amortization and impairment losses
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		(137,379)	(133,869)
Additions		20,158	19,383
Deductions		8,504	8,498
Reclassifications/Translations		11,501	7,375
Ending balance		(137,532)	(137,379)
Land rights | Gross or Cost
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		1,519	1,417
Business acquisition		46	40
Additions		39	62
Reclassifications/Translations		22
Ending balance		1,626	1,519
Land rights | Accumulated depreciation, amortization and impairment losses
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		(299)	(268)
Additions		36	31
Ending balance		(335)	(299)
Buildings | Gross or Cost
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		9,802	7,837
Business acquisition		43	39
Additions		67	211
Deductions		(1)	(3)
Reclassifications/Translations		1,922	1,718
Ending balance		11,833	9,802
Buildings | Accumulated depreciation, amortization and impairment losses
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		(2,880)	(2,435)
Additions		513	407
Deductions		1
Reclassifications/Translations		(13)	(38)
Ending balance		(3,405)	(2,880)
Leasehold improvements | Gross or Cost
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		1,257	1,116
Additions		23	34
Deductions		(24)	(25)
Reclassifications/Translations		119	132
Ending balance		1,375	1,257
Leasehold improvements | Accumulated depreciation, amortization and impairment losses
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		(823)	(692)
Additions		150	149
Deductions		24	23
Reclassifications/Translations			(5)
Ending balance		(949)	(823)
Switching equipment | Gross or Cost
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		18,512	20,539
Business acquisition			69
Additions		818	556
Deductions		(1,920)	(977)
Reclassifications/Translations		(2,070)	(1,675)
Ending balance		15,340	18,512
Switching equipment | Accumulated depreciation, amortization and impairment losses
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		(14,595)	(16,690)
Additions		1,309	1,393
Deductions		1,920	977
Reclassifications/Translations		3,390	2,511
Ending balance		(10,594)	(14,595)
Telegraph, telex and data communication equipment | Gross or Cost
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		1,583	1,586
Additions		3
Reclassifications/Translations			(3)
Ending balance		1,586	1,583
Telegraph, telex and data communication equipment | Accumulated depreciation, amortization and impairment losses
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		(802)	(333)
Additions		518	416
Reclassifications/Translations			(53)
Ending balance		(1,320)	(802)
Transmission installation and equipment | Gross or Cost
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		139,381	126,908
Additions		3,287	2,648
Deductions		(6,398)	(4,489)
Reclassifications/Translations		10,743	14,314
Ending balance		147,013	139,381
Transmission installation and equipment | Accumulated depreciation, amortization and impairment losses
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		(71,881)	(64,365)
Additions		11,561	11,213
Deductions		5,579	3,642
Reclassifications/Translations		372	55
Ending balance		(77,491)	(71,881)
Satellite, earth station and equipment | Gross or Cost
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		9,300	8,445
Business acquisition			573
Additions		2,414	1,233
Deductions		(3)	(2,202)
Reclassifications/Translations		261	1,251
Ending balance		11,972	9,300
Satellite, earth station and equipment | Accumulated depreciation, amortization and impairment losses
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		(4,334)	(7,098)
Additions		677	595
Deductions		3	2,202
Reclassifications/Translations		3	1,157
Ending balance		(5,005)	(4,334)
Cable network | Gross or Cost
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		47,354	44,990
Additions		5,887	5,715
Deductions		(36)	(694)
Reclassifications/Translations		(7,555)	(2,657)
Ending balance		45,650	47,354
Cable network | Accumulated depreciation, amortization and impairment losses
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		(18,052)	(20,494)
Additions		2,084	2,003
Deductions		36	693
Reclassifications/Translations		7,718	3,752
Ending balance		(12,382)	(18,052)
Power supply | Gross or Cost
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		16,494	15,237
Business acquisition		13
Additions		484	222
Deductions		(277)	(456)
Reclassifications/Translations		1,275	1,491
Ending balance		17,989	16,494
Power supply | Accumulated depreciation, amortization and impairment losses
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		(11,274)	(10,262)
Additions		1,375	1,296
Deductions		267	286
Reclassifications/Translations		(7)	(2)
Ending balance		(12,389)	(11,274)
Data processing equipment | Gross or Cost
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		13,377	12,599
Business acquisition		23
Additions		140	715
Deductions		(622)	(603)
Reclassifications/Translations		1,348	666
Ending balance		14,266	13,377
Data processing equipment | Accumulated depreciation, amortization and impairment losses
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		(10,312)	(9,512)
Additions		1,047	1,401
Deductions		601	582
Reclassifications/Translations		10	19
Ending balance		(10,748)	(10,312)
Other telecommunication peripherals | Gross or Cost
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		1,661	702
Additions		1,765	966
Deductions			(7)
Reclassifications/Translations		(1)
Ending balance		3,425	1,661
Other telecommunication peripherals | Accumulated depreciation, amortization and impairment losses
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		(603)	(462)
Additions		428	149
Deductions			7
Reclassifications/Translations		1	1
Ending balance		(1,030)	(603)
Office equipment | Gross or Cost
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		1,637	1,529
Business acquisition		46	11
Additions		475	327
Deductions		(86)	(84)
Reclassifications/Translations		86	(146)
Ending balance		2,158	1,637
Office equipment | Accumulated depreciation, amortization and impairment losses
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		(1,116)	(940)
Additions		334	215
Deductions		72	65
Reclassifications/Translations		(4)	(26)
Ending balance		(1,382)	(1,116)
Vehicles | Gross or Cost
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		840	522
Business acquisition		6
Additions		379	355
Deductions		(1)	(37)
Reclassifications/Translations		(5)
Ending balance		1,219	840
Vehicles | Accumulated depreciation, amortization and impairment losses
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		(292)	(200)
Additions		122	113
Deductions		1	21
Reclassifications/Translations		6
Ending balance		(407)	(292)
CPE assets | Gross or Cost
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		22	22
Ending balance		22	22
CPE assets | Accumulated depreciation, amortization and impairment losses
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		(20)	(19)
Additions			1
Ending balance		(20)	(20)
Other equipment | Gross or Cost
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		97	100
Additions		18
Reclassifications/Translations		(21)	(3)
Ending balance		94	97
Other equipment | Accumulated depreciation, amortization and impairment losses
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		(96)	(99)
Additions		4	1
Reclassifications/Translations		25	4
Ending balance		(75)	(96)
Property under construction | Gross or Cost
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		4,415	4,550
Business acquisition		2
Additions		17,821	20,110
Deductions		(23)	(96)
Reclassifications/Translations		(17,339)	(20,149)
Ending balance		Rp 4,876	Rp 4,415